UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	37,058	$5,579,453
Curtiss-Wright Corp.	43,781	4,400,866
Moog, Inc. (Class A Stock)*	14,105	984,952
United Technologies Corp.	57,188	6,160,291

		17,125,562

Air Freight & Logistics — 0.5%
FedEx Corp.	22,056	4,227,474

Airlines — 0.2%
Spirit Airlines, Inc.*	31,252	1,737,611

Auto Components — 0.5%
Dorman Products, Inc.*	5,025	363,006
Metaldyne Performance Group, Inc.	91,957	1,857,531
Tenneco, Inc.*	35,709	2,105,046

		4,325,583

Automobiles — 0.3%
Tesla Motors, Inc.*(a)	14,812	2,805,393

Banks — 9.7%
Ameris Bancorp	28,459	1,276,386
Bank of America Corp.	435,812	9,204,349
Bank of the Ozarks, Inc.	71,484	3,468,404
BankUnited, Inc.	66,874	2,369,346
BB&T Corp.	118,930	5,381,583
Brookline Bancorp, Inc.	47,390	706,111
Citigroup, Inc.	162,782	9,179,277
Columbia Banking System, Inc.	29,308	1,167,045
Eagle Bancorp, Inc.*	15,388	904,045
East West Bancorp, Inc.	108,640	5,201,683
FB Financial Corp*	14,731	349,125
Glacier Bancorp, Inc.	64,038	2,196,503
Home BancShares, Inc.	16,997	439,712
JPMorgan Chase & Co.	167,986	13,467,438
Pinnacle Financial Partners, Inc.	24,950	1,609,275
PNC Financial Services Group, Inc. (The)	66,198	7,317,527
Prosperity Bancshares, Inc.	37,369	2,471,212
Renasant Corp.	58,326	2,418,196
Signature Bank*	20,598	3,087,846
Webster Financial Corp.	51,072	2,533,682
Wells Fargo & Co.	102,732	5,436,577
Wintrust Financial Corp.	96,995	6,386,151
Yadkin Financial Corp.	89,850	2,943,486

		89,514,959

Beverages — 0.4%
Monster Beverage Corp.*	83,464	3,735,014

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc.*	41,782	5,122,055
Amicus Therapeutics, Inc.*	263,921	1,578,248
Biogen, Inc.*	18,931	5,567,039
BioMarin Pharmaceutical, Inc.*	40,723	3,487,111
Celgene Corp.*	86,336	10,231,679
Coherus Biosciences, Inc.*	18,666	502,115
Exact Sciences Corp.*(a)	20,836	307,748

Flexion Therapeutics, Inc.*(a)	19,754	325,941
Otonomy, Inc.*	95,960	1,631,320
Radius Health, Inc.*(a)	35,665	1,898,091
Regeneron Pharmaceuticals, Inc.*	14,324	5,432,234
Shire PLC, ADR	64,676	11,292,430

		47,376,011

Building Products
Caesarstone Ltd. (Israel)*	8,893	241,890

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	69,230	15,181,447
Moelis & Co. (Class A Stock)	66,356	1,937,595
Piper Jaffray Cos.*	22,530	1,643,563
Waddell & Reed Financial, Inc. (Class A Stock)	35,268	688,784

		19,451,389

Chemicals — 1.9%
Dow Chemical Co. (The)	73,236	4,080,710
Ferro Corp.*	291,122	4,308,605
FMC Corp.	94,547	5,305,978
PolyOne Corp.	123,077	4,057,849

		17,753,142

Commercial Services & Supplies — 1.1%
Advanced Disposal Services, Inc.*	58,415	1,171,805
Mobile Mini, Inc.	118,009	3,622,876
West Corp.	209,526	4,999,291

		9,793,972

Communications Equipment — 0.8%
ADTRAN, Inc.	87,650	1,783,677
Finisar Corp.*	16,330	542,646
Infinera Corp.*	36,984	314,364
NETGEAR, Inc.*	17,758	953,605
Palo Alto Networks, Inc.*	25,809	3,467,955
Viavi Solutions, Inc.*	84,359	662,218

		7,724,465

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.*	213,438	907,111

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	148,323	3,525,638

Consumer Finance — 1.3%
Capital One Financial Corp.	71,886	6,041,299
SLM Corp.*	624,282	6,286,520

		12,327,819

Containers & Packaging — 0.1%
Multi Packaging Solutions International Ltd.*	79,593	1,111,118

Distributors — 0.1%
Fenix Parts, Inc.*(a)	190,661	653,967

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.*	40,857	451,470

Diversified Financial Services — 0.5%
Voya Financial, Inc.	121,003	4,703,387

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	70,452	2,638,428
ORBCOMM, Inc.*	212,081	1,783,601

		4,422,029

Electric Utilities — 1.8%
El Paso Electric Co.	40,123	1,807,541
FirstEnergy Corp.	68,510	2,143,678
PG&E Corp.	135,698	7,979,042
Portland General Electric Co.	117,743	4,898,109

		16,828,370

Electrical Equipment — 0.7%
Eaton Corp. PLC	98,277	6,536,403

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	35,771	2,795,504
Flextronics International Ltd.*	405,772	5,778,193
InvenSense, Inc.*(a)	34,139	260,822
Littelfuse, Inc.	2,059	300,182
Plexus Corp.*	37,055	1,893,510

		11,028,211

Energy Equipment & Services — 1.2%
Halliburton Co.	204,000	10,830,360

Equity Real Estate Investment Trusts (REITs) — 2.2%
Acadia Realty Trust	35,243	1,165,134
American Tower Corp.	36,150	3,697,060
Chatham Lodging Trust	34,841	667,554
Cousins Properties, Inc.	246,713	1,951,500
Gaming & Leisure Properties, Inc.	38,650	1,179,211
Hersha Hospitality Trust	236,155	4,763,246
LaSalle Hotel Properties	57,357	1,610,011
National Storage Affiliates Trust	65,365	1,345,212
Parkway Inc.*	17,760	348,096
Pebblebrook Hotel Trust(a)	38,671	1,112,178
Retail Opportunity Investments Corp.	48,232	995,508
Summit Hotel Properties, Inc.	114,207	1,624,024

		20,458,734

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	33,222	4,986,955
Performance Food Group Co.*	110,424	2,329,946
Sprouts Farmers Market, Inc.*	28,421	568,704
Wal-Mart Stores, Inc.	65,179	4,590,557

		12,476,162

Food Products — 2.2%
Adecoagro SA (Argentina)*	302,934	3,326,215
ConAgra Foods, Inc.	146,602	5,378,828
Darling Ingredients, Inc.*	117,330	1,585,128
Hain Celestial Group, Inc. (The)*	29,047	1,138,352
Mondelez International, Inc. (Class A Stock)	142,671	5,883,752
Sanderson Farms, Inc.(a)	15,134	1,220,557
SunOpta, Inc. (Canada)*(a)	269,485	1,967,241

		20,500,073

Health Care Equipment & Supplies — 2.1%
Endologix, Inc.*(a)	116,757	858,164
GenMark Diagnostics, Inc.*	192,980	2,242,428

Insulet Corp.*	8,618	289,996
K2M Group Holdings, Inc.*(a)	33,249	625,081
Nevro Corp.*(a)	20,681	1,572,376
Novadaq Technologies, Inc. (Canada)*(a)	210,436	1,672,966
NuVasive, Inc.*(a)	41,574	2,698,153
NxStage Medical, Inc.*	171,213	4,232,385
Wright Medical Group NV*(a)	10,911	251,390
Zeltiq Aesthetics, Inc.*	13,115	577,191
Zimmer Biomet Holdings, Inc.	40,743	4,150,082

		19,170,212

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	33,038	1,255,774
Air Methods Corp.*(a)	101,723	3,326,342
Amedisys, Inc.*	33,967	1,341,357
Amsurg Corp.*(a)	31,755	2,163,151
Cigna Corp.	35,378	4,766,832
Envision Healthcare Holdings, Inc.*	45,231	1,027,648
Healthways, Inc.*	50,589	1,173,665
Laboratory Corp. of America Holdings*	34,608	4,355,417
LifePoint Health, Inc.*	36,760	2,019,962
Molina Healthcare, Inc.*(a)	17,090	903,377
Premier, Inc. (Class A Stock)*	63,870	1,925,042
Surgery Partners, Inc.*	53,318	786,441
Surgical Care Affiliates, Inc.*	20,726	871,528
Team Health Holdings, Inc.*	6,264	266,533

		26,183,069

Hotels, Restaurants & Leisure — 4.6%
Carnival Corp.	135,697	6,976,183
ClubCorp Holdings, Inc.	143,887	1,870,531
Marriott International, Inc. (Class A Stock)	105,273	8,293,407
McDonald’s Corp.	35,790	4,268,673
Pinnacle Entertainment, Inc.*	122,678	1,672,101
Planet Fitness, Inc. (Class A Stock)	47,250	957,757
Starbucks Corp.	85,310	4,945,421
Texas Roadhouse, Inc.	54,329	2,547,487
Vail Resorts, Inc.	43,759	6,931,426
Wingstop, Inc.(a)	110,893	3,403,306
Zoe’s Kitchen, Inc.*(a)	39,428	972,294

		42,838,586

Household Products — 0.8%
Procter & Gamble Co. (The)	94,280	7,774,329

Industrial Conglomerates — 0.8%
General Electric Co.	224,991	6,920,723

Insurance — 2.6%
Chubb Ltd.	60,941	7,800,448
MetLife, Inc.	105,847	5,822,644
Navigators Group, Inc. (The)	11,056	1,165,302
RLI Corp.	32,576	1,955,863
Validus Holdings Ltd.	53,677	2,916,808
White Mountains Insurance Group Ltd.	5,086	4,256,829

		23,917,894

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	24,039	18,042,953
HSN, Inc.	12,272	467,563

Netflix, Inc.*	53,044	6,206,148
Priceline Group, Inc. (The)*	4,012	6,032,764
Wayfair, Inc. (Class A Stock)*(a)	30,578	1,114,568

		31,863,996

Internet Software & Services — 7.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	115,881	10,895,132
Alphabet, Inc. (Class A Stock)*	12,337	9,572,032
Alphabet, Inc. (Class C Stock)*	12,568	9,527,047
comScore, Inc.*	7,968	231,391
Cornerstone OnDemand, Inc.*	75,770	2,720,901
Criteo SA (France), ADR*(a)	51,367	2,119,916
eBay, Inc.*	179,964	5,004,799
Endurance International Group Holdings, Inc.*(a)	57,489	457,037
Facebook, Inc. (Class A Stock)*	151,179	17,902,617
GrubHub, Inc.*	9,623	356,340
Q2 Holdings, Inc.*	79,407	2,342,506
Tencent Holdings Ltd. (China)	434,506	10,819,587
WebMD Health Corp.*(a)	20,701	1,104,191

		73,053,496

IT Services — 2.3%
Global Payments, Inc.	21,837	1,496,926
InterXion Holding NV (Netherlands)*	72,952	2,492,040
MasterCard, Inc. (Class A Stock)	86,928	8,884,042
Visa, Inc. (Class A Stock)	114,023	8,816,259

		21,689,267

Life Sciences Tools & Services — 0.4%
INC Research Holdings, Inc. (Class A Stock)*	45,104	2,232,648
NanoString Technologies, Inc.*	19,507	429,154
PAREXEL International Corp.*	8,047	474,773
VWR Corp.*	35,980	978,656

		4,115,231

Machinery — 1.7%
Barnes Group, Inc.	19,000	877,800
CIRCOR International, Inc.	9,354	592,763
Joy Global, Inc.	17,105	479,453
Kennametal, Inc.	45,376	1,565,018
Mueller Water Products, Inc. (Class A Stock)	257,980	3,413,075
NN, Inc.	115,571	1,958,929
RBC Bearings, Inc.*	15,490	1,312,932
Rexnord Corp.*	188,567	4,148,474
Woodward, Inc.	18,308	1,240,001

		15,588,445

Media — 1.7%
Cinemark Holdings, Inc.	82,280	3,278,035
Comcast Corp. (Class A Stock)	96,019	6,674,281
IMAX Corp.*(a)	39,727	1,269,278
Time, Inc.	116,593	1,888,806
Twenty-First Century Fox, Inc. (Class A Stock)	84,521	2,375,885

		15,486,285

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Capstead Mortgage Corp.	169,376	1,751,348
Colony Capital, Inc. (Class A Stock)	68,607	1,407,130
MFA Financial, Inc.	264,882	2,071,377

		5,229,855

Multiline Retail — 0.1%
Big Lots, Inc.(a)	9,963	504,227

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	91,527	10,210,752
Concho Resources, Inc.*	44,180	6,318,623
Extraction Oil & Gas, Inc.*(a)	17,026	400,622
Noble Energy, Inc.	112,793	4,304,181
Occidental Petroleum Corp.	94,116	6,716,118
PDC Energy, Inc.*	35,204	2,620,938
SemGroup Corp. (Class A Stock)	91,720	3,306,506
Suncor Energy, Inc. (Canada)	192,260	6,122,893
Tallgrass Energy GP LP	48,850	1,182,170
WPX Energy, Inc.*	163,726	2,544,302

		43,727,105

Pharmaceuticals — 4.2%
Allergan PLC*	55,686	10,819,790
Bristol-Myers Squibb Co.	93,146	5,257,160
Dermira, Inc.*	56,263	1,799,291
Intersect ENT, Inc.*	97,186	1,010,734
Merck & Co., Inc.	121,731	7,448,720
Pfizer, Inc.	248,367	7,982,515
Prestige Brands Holdings, Inc.*	54,332	2,584,573
Teva Pharmaceutical Industries Ltd. (Israel), ADR	51,455	1,939,854

		38,842,637

Professional Services — 0.4%
FTI Consulting, Inc.*	24,907	1,063,529
Korn/Ferry International	63,890	1,621,528
TrueBlue, Inc.*	69,501	1,456,046

		4,141,103

Real Estate Management & Development — 0.2%
HFF, Inc. (Class A Stock)	38,527	1,117,283
Marcus & Millichap, Inc.*	28,899	793,278

		1,910,561

Road & Rail — 0.3%
Ryder System, Inc.	38,223	2,992,861

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	29,836	2,215,025
Cavium, Inc.*	64,820	3,696,685
Inphi Corp.*(a)	17,149	774,620
MACOM Technology Solutions Holdings, Inc.*(a)	70,744	3,524,466
MaxLinear, Inc. (Class A Stock)*	107,635	2,198,983
Monolithic Power Systems, Inc.	38,358	3,146,890
NVIDIA Corp.(a)	98,601	9,091,012
Power Integrations, Inc.	5,612	377,688
QUALCOMM, Inc.	179,786	12,248,820
Semtech Corp.*	64,815	1,821,301
Texas Instruments, Inc.	78,221	5,782,879

		44,878,369

Software — 7.2%
Adobe Systems, Inc.*	85,545	8,794,881

BroadSoft, Inc.*(a)	22,869	949,063
Callidus Software, Inc.*	45,517	714,617
CyberArk Software Ltd. (Israel)*	33,690	1,718,527
Fortinet, Inc.*	70,642	2,126,324
Microsoft Corp.	337,652	20,346,910
Mobileye NV*(a)	53,694	1,999,028
Paycom Software, Inc.*(a)	76,421	3,429,010
Proofpoint, Inc.*(a)	25,724	1,981,005
PTC, Inc.*	120,323	5,860,933
salesforce.com, inc.*	120,633	8,685,576
Splunk, Inc.*	73,462	4,232,880
Varonis Systems, Inc.*	31,943	932,736
Workday, Inc. (Class A Stock)*(a)	59,950	5,054,984
Zendesk, Inc.*	10,926	232,615

		67,059,089

Specialty Retail — 2.0%
DavidsTea, Inc. (Canada)*(a)	39,709	379,221
Five Below, Inc.*(a)	45,269	1,781,788
Francesca’s Holdings Corp.*	48,121	768,973
GNC Holdings, Inc. (Class A Stock)	17,044	246,286
Industria de Diseno Textil SA (Spain), ADR	444,951	7,581,965
O’Reilly Automotive, Inc.*	19,439	5,336,005
Party City Holdco, Inc.*	115,827	1,859,023
Vitamin Shoppe, Inc.*	11,416	283,688
Zumiez, Inc.*(a)	19,206	476,309

		18,713,258

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	119,100	13,162,932

Textiles, Apparel & Luxury Goods — 1.9%
adidas AG (Germany), ADR	88,050	6,467,272
Coach, Inc.	146,164	5,318,908
Deckers Outdoor Corp.*	14,943	888,810
G-III Apparel Group Ltd.*	26,691	724,927
NIKE, Inc. (Class B Stock)	69,925	3,501,145
Vera Bradley, Inc.*	62,840	906,153

		17,807,215

Thrifts & Mortgage Finance — 0.3%
OceanFirst Financial Corp.	32,173	763,144
Provident Financial Services, Inc.	47,884	1,289,995
WSFS Financial Corp.	14,750	629,087

		2,682,226

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc.*	55,884	2,592,459
Univar, Inc.*	113,858	2,835,064

		5,427,523

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC (United Kingdom), ADR	194,754	4,759,788

TOTAL LONG-TERM INVESTMENTS (cost $693,091,836)		913,013,599

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	14,171,803	14,171,803
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $61,697,517; includes $61,661,227 of cash collateral for securities on loan)(b)(c)	61,695,953	61,714,461

TOTAL SHORT-TERM INVESTMENTS (cost $75,869,320)		75,886,264

TOTAL INVESTMENTS — 106.8% (cost $768,961,156)(d)		988,899,863
Liabilities in excess of other assets — (6.8)%		(62,735,416)

NET ASSETS — 100.0%		$926,164,447

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,374,181; cash collateral of $61,661,227 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividends reinvestments.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$773,719,372

Appreciation	236,152,798
Depreciation	(20,972,307)

Net Unrealized Appreciation	$215,180,491

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,125,562	$—	$—
Air Freight & Logistics	4,227,474	—	—
Airlines	1,737,611	—	—
Auto Components	4,325,583	—	—
Automobiles	2,805,393	—	—
Banks	89,514,959	—	—
Beverages	3,735,014	—	—
Biotechnology	47,376,011	—	—
Building Products	241,890	—	—

Capital Markets	19,451,389	—	—
Chemicals	17,753,142	—	—
Commercial Services & Supplies	9,793,972	—	—
Communications Equipment	7,724,465	—	—
Construction & Engineering	907,111	—	—
Construction Materials	3,525,638	—	—
Consumer Finance	12,327,819	—	—
Containers & Packaging	1,111,118	—	—
Distributors	653,967	—	—
Diversified Consumer Services	451,470	—	—
Diversified Financial Services	4,703,387	—	—
Diversified Telecommunication Services	4,422,029	—	—
Electric Utilities	16,828,370	—	—
Electrical Equipment	6,536,403	—	—
Electronic Equipment, Instruments & Components	11,028,211	—	—
Energy Equipment & Services	10,830,360	—	—
Equity Real Estate Investment Trusts (REITs)	20,458,734	—	—
Food & Staples Retailing	12,476,162	—	—
Food Products	20,500,073	—	—
Health Care Equipment & Supplies	19,170,212	—	—
Health Care Providers & Services	26,183,069	—	—
Hotels, Restaurants & Leisure	42,838,586	—	—
Household Products	7,774,329	—	—
Industrial Conglomerates	6,920,723	—	—
Insurance	23,917,894	—	—
Internet & Direct Marketing Retail	31,863,996	—	—
Internet Software & Services	62,233,909	10,819,587	—
IT Services	21,689,267	—	—
Life Sciences Tools & Services	4,115,231	—	—
Machinery	15,588,445	—	—
Media	15,486,285	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,229,855	—	—
Multiline Retail	504,227	—	—
Oil, Gas & Consumable Fuels	43,727,105	—	—
Pharmaceuticals	38,842,637	—	—
Professional Services	4,141,103	—	—
Real Estate Management & Development	1,910,561	—	—
Road & Rail	2,992,861	—	—
Semiconductors & Semiconductor Equipment	44,878,369	—	—
Software	67,059,089	—	—
Specialty Retail	18,713,258	—	—
Technology Hardware, Storage & Peripherals	13,162,932	—	—
Textiles, Apparel & Luxury Goods	17,807,215	—	—
Thrifts & Mortgage Finance	2,682,226	—	—
Trading Companies & Distributors	5,427,523	—	—
Wireless Telecommunication Services	4,759,788	—	—
Affiliated Mutual Funds	75,886,264	—	—

Total	$978,080,276	$10,819,587	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”) and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date   January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date   January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date   January 19, 2017

*	Print the name and title of each signing officer under his or her signature.